Stock Options and Warrants - Fair Value of the Warrant Liabilities - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 14, 2015	Oct. 14, 2014	Jun. 16, 2014	Jul. 24, 2013	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of warrant liability in excess of proceeds		$ 1,779		$ 1,390				$ 1,780	$ 1,390
Fair Value of Warrant Issued		4,831		4,485	$ 1,354	$ 1,354		4,216	$ 4,925
Warrant exercise price									$ 0.15
Change in fair value of warrant liability	$ 388		$ (1,271)		$ (87)	$ (2,468)	$ (1,894)	$ (2,405)	$ 754
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		2,299		1,725
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		841		2,645
Warrant exercise price	$ 11.25							$ 0.0576
Series C Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		1,139
Warrant exercise price					$ 1.79	$ 1.79		$ 0.0576
Warrant Exchange Transaction [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Change in fair value of warrant liability								$ (1,894)
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Warrant Issued		$ 552		$ 115